Schedule of Warrant Activities (Details) - Warrant [Member] - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2021
StockWarrantsLineItems [Line Items]
Number of Shares, Outstanding, Beginning balance		7,083,500
Weighted Average Exercise Price, Outstanding, Beginning balance		$ 0.05
Aggregate Intrinsic Value, Beginning	[1]	$ 259
Granted			7,083,500
Weighted Average Exercise Price, Granted			$ 0.05
Number of Shares, Outstanding, Ending balance			7,083,500
Weighted Average Exercise Price, Outstanding, Ending balance			$ 0.05
Weighted Average Remaining Contractual Term in Years, ending.			4 years 3 months 18 days
Aggregate Intrinsic Value, Ending	[1]		$ 259
Exercisable, ending balance		7,083,500
Weighted Average Exercise Price, Exercisable		$ 0.05
Weighted Average Remaining Contractual Term in Years, Exercisable		4 years 1 month 6 days
Aggregate Intrinsic Value, Ending	[1]	$ 259
Previously Reported [Member]
StockWarrantsLineItems [Line Items]
Number of Shares, Outstanding, Beginning balance		7,083,500
Weighted Average Exercise Price, Outstanding, Beginning balance		$ 0.05
Aggregate Intrinsic Value, Beginning		$ 79 [2]
Granted			7,083,500
Weighted Average Exercise Price, Granted			$ 0.05
Number of Shares, Outstanding, Ending balance			7,083,500
Weighted Average Exercise Price, Outstanding, Ending balance			$ 0.05
Weighted Average Remaining Contractual Term in Years, ending.			4 years 3 months 18 days
Aggregate Intrinsic Value, Ending	[2]		$ 79
Exercisable, ending balance			7,083,500
Weighted Average Exercise Price, Exercisable			$ 0.05
Weighted Average Remaining Contractual Term in Years, Exercisable			4 years 3 months 18 days
Aggregate Intrinsic Value, Ending	[2]		$ 79

[1]	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying warrants and the closing stock price of $ 0.0866 for our common stock on June 30, 2022.
[2]	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying warrants and the closing stock price of $0.0612 for our common stock on December 31, 2021.